Label	Element	Value
Schwab Government Money Market ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Government Money Market ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s goal is to seek current income consistent with capital preservation while maintaining liquidity.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund invests in U.S. government securities. such as:

• U.S. Treasury bills and notes

• other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks

• repurchase agreements that are collateralized fully by cash and/or U.S. government securities

• obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, at least 80% of the fund’s net assets (including, for this purpose, any borrowings for investment purposes) will be invested solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.

Although the fund intends to operate as a “government money market fund”, it will not seek to maintain a stable net asset value (“NAV”) per share nor will it use the amortized cost method of valuation. Instead, the fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the fund operates as an exchange traded fund (“ETF”). As an ETF, the fund’s shares will be traded on the NYSE Arca, Inc. (“NYSE Arca”) exchange and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the NYSE Arca. You could lose money by investing in the fund. Because the share price and NAV of the fund will fluctuate, when shares are sold on the NYSE Arca (or redeemed, in the case of an Authorized Participant), they may be worth more or less than what was originally paid for them.

The fund is an actively managed ETF fund and therefore does not seek to replicate the performance of any specific index.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds. The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates.

Although the income from U.S. Treasury securities is exempt from state and local income taxes, the fund invests in non-U.S. Treasury investments, which include repurchase agreements, that are not exempt from state and local income taxes. Further, during unusual market conditions, the fund may invest a greater portion of its assets in investments that are not exempt from state and local income taxes as a temporary defensive measure.

For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.

As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a discretionary liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to one or more indices. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	Because the fund has not completed a full calendar year of operations, no performance figures are given.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.schwabassetmanagement.com/prospectus
Schwab Government Money Market ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Principal Risks The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Schwab Government Money Market ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund is subject to risks, any of which could cause an investor to lose money.
Schwab Government Money Market ETF | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Schwab Government Money Market ETF | Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Risk — Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory, and other conditions, including economic sanctions, tariffs, and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Government Money Market ETF | Investment Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Investment Risk
Schwab Government Money Market ETF | Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Management Risk — Any actively managed fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Schwab Government Money Market ETF | Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk — Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also may be low. Changes or the anticipation of changes in interest rates also may affect the fund’s share price: a rise in interest rates generally causes the fund’s share price to fall. The longer the fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.

Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.

Schwab Government Money Market ETF | Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit Risk — A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Schwab Government Money Market ETF | Repurchase Agreements Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Repurchase Agreements Risk — When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Schwab Government Money Market ETF | Government Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Government Securities Risk — U.S. government securities include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Schwab Government Money Market ETF | Money Market Fund Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Money Market Fund Risk — The fund is not designed to offer capital appreciation. In exchange for their emphasis on capital preservation and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Schwab Government Money Market ETF | Cash Transaction Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash Transaction Risk — The fund issues and redeems shares at the fund’s NAV only in large blocks of shares (Creation Units). Purchases and redemptions of Creation Units that are made with cash, rather than through in-kind delivery of portfolio securities, may cause the fund to incur additional costs that the fund may not have incurred if the fund had made purchases or redemptions in-kind. To the extent that the transaction fees payable by the Authorized Participant do not offset the costs associated with a cash transaction, the fund’s performance may be negatively impacted.

Schwab Government Money Market ETF | Market Trading Risk
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Risk [Text Block]	oef_RiskTextBlock

Market Trading Risk — Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Schwab Government Money Market ETF | Shares of the Fund May Trade at Prices Other Than NAV
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Shares of the Fund May Trade at Prices Other Than NAV — Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s net asset value (NAV), there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Schwab Government Money Market ETF | Schwab Government Money Market ETF
Risk/Return:	oef_RiskReturnAbstract
Shareholder Fee, Other	oef_ShareholderFeeOther	$ 0
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 356